Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease
Summary of movements in right of use assets

		Medical
	Buildings	equipment	Vehicle	Total
As at 1 January 2019 (Predecessor)	1,776,102	—	—	1,776,102
Additions	23,531	—	—	23,531
Fair value adjustment arising from the Business Combination	112,814	—	—	112,814
Revision of lease terms arising from changes in the non-cancellable period of leases	5,351	—	—	5,351
Depreciation charge	(144,791)	—	—	(144,791)
As at 31 December 2019 and 1 January 2020 (Successor)	1,773,007	—	—	1,773,007
Additions	68,111	1,897	516	70,524
Revision of lease terms arising from changes in the non-cancellable period of leases	(34,555)	(229)	—	(34,784)
Depreciation charge	(156,039)	(554)	(406)	(156,999)
As at 31 December 2020 (Successor)	1,650,524	1,114	110	1,651,748

Summary of movements in lease liabilities

	2020	2019
Carrying amount at 1 January	1,751,703	1,815,187
New leases	70,473	23,531
Revision of lease terms arising from changes in the non-cancellable period of leases	(36,600)	5,262
Accretion of interest recognized during the period	102,382	106,239
Payments	(196,229)	(177,566)
COVID-19 related rent concessions from lessors	(6,846)	—
Accrued but unpaid rent	(132)	(20,950)
Carrying amount at 31 December	1,684,751	1,751,703
Analyzed into:
Current portion	89,181	90,521
Non-current portion	1,595,570	1,661,182

Schedule of amounts recognized in profit or loss in relation to leases

	Year ended 31	Period from	Period from
	December	19 December to	1 January to
	2020	31 December 2019	18 December 2019
	Successor (NFH)		Predecessor (HHH)
Interest on lease liabilities	102,382	3,716	102,523
Depreciation charge of right-of-use assets	156,999	5,329	139,462
Expense relating to short-term leases (included in lease and rental expenses)	8,361	730	12,533
Expense relating to leases of low-value assets (included in lease and rental expenses)	993	9	634
COVID-19 related rent concessions from lessors	(6,846)	—	—
Total amount recognized in profit or loss	261,889	9,784	255,152

Schedule of variable and minimum lease payments including the magnitude in relation to fixed payments

	Year ended 31	Period from	Period from
	December	19 December to	1 January to
	2020	31 December 2019	18 December 2019
	Successor (NFH)		Predecessor (HHH)
Fixed rent	183,075	9,702	147,864
COVID-19 related rent concessions from lessors	(6,846)	—	—
Variable rent with minimum payment	20,000	—	20,000
	196,229	9,702	167,864